SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT AND GEOGRAPHIC INFORMATION
16.	SEGMENT AND GEOGRAPHIC INFORMATION

Segment reporting

The Company's chief operating decision maker (''CODM'') has been identified as the Chief Executive Officer who reviews results of operations by business lines when making decisions about allocating resources and assessing performance of the Company. The Company has therefore determined that each business line represents an operating segment.

During 2009, the Company was operated in three business lines: WVAS, mobile games and wireless internet services ("WIS"). In 2010, the Company expected revenue growth in partnership with China Mobile's mobile literature platform, which was part of WIS business. This new revenue stream was expected to rely on resources from WVAS business to a significant degree. Due to the anticipated synergy between WVAS and WIS businesses, the Company combined WIS business into its WVAS business and no discrete financial information for WIS would be available any more. Meanwhile, the acquisition of Dacheng bought a new business line, internet games, into the Company in 2010, which was expected to be a significant portion of revenue growth in future. As a result, there were three operating segments presented: WVAS, mobile games and internet games.

The Company does not allocate any assets to its operating segments as management does not believe that allocating these assets is useful in evaluating these segments' performance. Accordingly, the Company has not made disclosure of total assets by reportable segment.

	For the years ended December 31,
	2009	2010	2011
Revenues
WVAS	$104,001,623	$83,280,333	$80,265,942
Mobile games	27,296,600	49,171,432	40,850,452
Internet games	—	17,131,599	38,892,041
	131,298,223	149,583,364	160,008,435
Sales tax
WVAS	(2,273,620)	(1,584,382)	(1,390,901)
Mobile games	(611,507)	(925,098)	(621,069)
Internet games	—	(699,453)	(1,815,853)
	(2,885,127)	(3,208,933)	(3,827,823)
Cost of revenues
WVAS	(54,258,522)	(48,329,474)	(50,758,629)
Mobile games	(11,688,299)	(29,570,886)	(25,247,963)
Internet games	—	(2,338,257)	(15,923,649)
	(65,946,821)	(80,238,617)	(91,930,241)
Gross profit
WVAS	47,469,481	33,366,477	28,116,412
Mobile games	14,996,794	18,675,448	14,981,420
Internet games	—	14,093,889	21,152,539
	62,466,275	66,135,814	64,250,371
Operating expenses
Product development	(18,272,008)	(23,964,697)	(15,416,944)
Selling and marketing	(17,821,260)	(18,975,617)	(20,891,615)
General and administrative	(10,186,853)	(10,481,827)	(11,582,200)
Impairment loss on goodwill and intangible assets	—	(8,728,896)	(20,259,169)
Total operating expenses	(46,280,121)	(62,151,037)	(68,149,928)

Changes in fair value of contingent consideration for business acquisition	$—	$10,894,533	$(3,729,513)
Government subsidies	$—	$337,663	$319,319
Income (loss) from operations	$16,186,154	$15,216,973	$(7,309,751)

Product lines of WVAS

The WVAS include services delivered through the 2.5G mobile networks, which comprise Wireless Application Protocol ("WAP") services and Multimedia Messaging Services ("MMS"), and services delivered through 2G technology platforms, which comprise Short Messaging Services ("SMS"), Interactive Voice Response services ("IVR"), and Color Ring Back Tones ("CRBT"). Revenues of WVAS by product line for the years ended December 31, 2009, 2010 and 2011 are as follows:

	For the years ended December 31,
	2009	2010	2011
WVAS
2.5 Generation
- WAP	$13,106,151	$4,485,792	$2,355,376
- MMS	8,203,600	5,544,700	6,573,187
	21,309,751	10,030,492	8,928,563
2 Generation
- SMS	$44,484,612	$34,485,665	$37,096,542
- IVR	19,512,653	17,706,798	12,661,930
- CRBT and others	18,694,607	21,057,378	21,578,907
	82,691,872	73,249,841	71,337,379
	$104,001,623	$83,280,333	$80,265,942

Geographical information

The Company's operations are mainly located in its country of domicile (ie. the PRC) and to a lesser extent, overseas. The Company's revenues by geographic areas (based on location of the other signing party of the revenue contract) are detailed below:

	For the years ended December 31,
	2009	2010	2011
PRC	$131,298,223	$144,622,646	$154,455,308
Asia-pacific	-	4,474,499	4,502,636
Other areas	-	486,219	1,050,491
	$131,298,223	$149,583,364	$160,008,435

The Company's long-lived assets as of December 31, 2010 and 2011 were all located in the PRC.